Intangible Assets Other Than Goodwill - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 683		$ 684		$ 683
Favorable lease terms charter-out	(4,742)	[1]	(11,062)	[1]	(8,646)	[1]
Total	$ (4,059)		$ (10,378)		$ (7,963)

[1]	Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of comprehensive income/ (loss) under the caption of "Depreciation and Amortization", due to the revision of the remaining useful economic life of the related favorable lease.